Operating Expense - Summary of Employee Expenses and Number of Employees (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) Employee	Dec. 31, 2018 EUR (€) Employee	Dec. 31, 2017 EUR (€) Employee
Disclosure Of Operating Expense [Line Items]
Wages and salaries | €	€ (14,018)	€ (9,012)	€ (9,267)
Social security costs | €	(5,171)	(3,722)	(3,996)
Changes in pension provision | €	(138)	(104)	135
Share-based compensation | €	(1,657)	(787)	(278)
TOTAL | €	€ (20,984)	€ (13,625)	€ (13,406)
Average number of employees	175	135	123
Average age of employees	37 years 1 month	38 years 11 months	38 years 4 months
Number of employees	194	148	125
Research and Development
Disclosure Of Operating Expense [Line Items]
Number of employees	108	84	77
Services Related to Research and Development
Disclosure Of Operating Expense [Line Items]
Number of employees	19	16	15
Administration and Management
Disclosure Of Operating Expense [Line Items]
Number of employees	60	48	33
Marketing and Commercial
Disclosure Of Operating Expense [Line Items]
Number of employees	7
Senior Staff
Disclosure Of Operating Expense [Line Items]
Number of employees	144	115	92
Staff
Disclosure Of Operating Expense [Line Items]
Number of employees	45	30	29
Apprentices
Disclosure Of Operating Expense [Line Items]
Number of employees	5	3	4
Male
Disclosure Of Operating Expense [Line Items]
Number of employees	78	57	45
Female
Disclosure Of Operating Expense [Line Items]
Number of employees	116	91	80